DERIVATIVE LIABILITY	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
DERIVATIVE LIABILITY [Text Block]
7.	DERIVATIVE LIABILITY

The Company has certain warrants that are either exercisable in a different currency from the Company’s functional currency, or the number of shares to be issued upon exercising are subject to change. They are classified as derivative liabilities and carried at fair value and revalued at each reporting date.

As of December 31, 2017, the derivative liabilities were related to the 19,000,000 warrants expiring Oct 4, 2019 and revalued at $587,100 using the weighted average assumptions: volatility of 133%, expected term of 1.75 year, discount rate of 1.68% and dividend yield of 0%.